Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities
21. Lease liabilities
TNCL entered into a lease agreement with Cordula Limited, Tanzania for office space in Dar es Salaam, in 2021 for a five year term. TNCL entered into another agreement with the same lessor for additional office space in 2023 for four years. As at December 31, 2024, the average remaining lease term was one year, nine months.
TNCL entered into lease agreement with AKO Group Limited, Tanzania for lease of accommodation units at the Kabanga Nickel Project mining camp. The lease term was renegotiated in the current year, and as at December 31, 2024, the remaining lease term was two years, three months.
LZAP has a lease for office space in Perth which is leased from Trustees of the Christian Brothers, Australia. As at December 31, 2024, the remaining lease term was two years, seven months.
As part of the Simulus acquisition (please refer to Note 28), Lifezone assumed the existing lease obligations of Simulus. Simulus entered into a contract with Seattle Investments Pty Ltd, for lease of office and warehouse space in Perth in 2021. The term of the lease was five years. As at December 31, 2024, the remaining lease term was one year, four months.
Simulus entered into a contract with Nowa Pty Ltd Australia for lease of office and warehouse space in Perth in 2023. The term of the lease was five years. As at December 31, 2024, the remaining lease term was three years, seven months.
None of the above lease agreements include variable lease payments. Lifezone’s obligations under its leases are secured by lessor’s title to the leased assets.
The analysis of lease liabilities is presented below:

	December 31, 2024	December 31, 2023
	$	$
As at January 1, 2024	1,787,702	395,880
Additions	225,761	1,677,918
Interest accretion on lease liability	86,407	52,075
Payments	(534,055)	(338,171)
Foreign exchange impact	(147,119)	-
As at December 31, 2024	1,418,696	1,787,702

Current	617,648	602,557
Non-current	801,048	1,185,145
As at December 31, 2024	1,418,696	1,787,702
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	December 31, 2024	December 31, 2023
	$	$
Undiscounted future lease payments

Less than 1 year	664,254	678,051
More than 1 year but less than 5 years	827,500	1,236,050
As at December 31, 2024	1,491,754	1,914,101